Interest Expense and Finance Cost (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest expense	$ 125,496	$ 129,941	$ 115,099
Amortization and write-off of deferred financing	8,242	7,880	6,391
Other	237	109	121
Interest expense and finance cost	133,479	137,916	121,611
Continuing operations
Amortization and write-off of deferred financing	$ 7,746	$ 7,866	$ 6,391